LEASES - Summary of Undiscounted Future Minimum Payments under the Group's Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Operating lease
Remaining three months of 2022	¥ 74,850	$ 10,522	¥ 78,040	$ 11,651
2023	58,789	8,264	56,374	8,416
2024	48,573	6,828	47,003	7,017
2025	29,852	4,197	29,852	4,457
2026 and thereafter	75,599	10,628	75,599	11,287
Total future lease payments	287,663	40,439	286,868	42,828
Less: imputed interest	(43,541)	(6,121)	(47,815)	(7,138)
Total lease liability balance	244,122	34,318	239,053	35,690
Financing lease
2024	14,699	2,066	14,699	2,195
2025	22,049	3,100	22,049	3,292
2026 and thereafter	139,644	19,631	139,644	20,848
Total future lease payments	176,392	24,797	176,392	26,335
Less: imputed interest	(48,541)	(6,824)	(50,408)	(7,526)
Total lease liability balance	¥ 127,851	$ 17,973	¥ 125,984	$ 18,809